Cover	Mar. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 20, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40477
Entity Registrant Name	Better Choice Co Inc.
Entity Central Index Key	0001471727
Entity Tax Identification Number	26-2754069
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12400 Race Track Road
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	813
Local Phone Number	659-5921
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.001 per share
Trading Symbol	BTTR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false